Goodwill (Movements of goodwill) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	¥ 15,934,955	¥ 15,934,955	¥ 15,572,227
Movement:
Business combination	12,615
Impairment charge for the year	(685,036)		(409,371)
End of the year	14,738,016	15,934,955	15,934,955
Original cost
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	19,292,497	19,292,497	18,941,078
Movement:
Disposal of subsidiary		(21,723)
Currency translation differences	(539,577)	373,142
End of the year	18,765,535	19,292,497	19,292,497
Accumulated impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	(3,357,542)	(3,357,542)	(3,368,851)
Movement:
Disposal of subsidiary		21,723
Currency translation differences	15,059	(10,414)
End of the year	¥ (4,027,519)	¥ (3,357,542)	¥ (3,357,542)